Label	Element	Value
Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock
The Invesco BulletShares 2027 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2027 Index (the “Underlying Index”).

Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated Treasury bonds with maturities in the year 2027 (collectively, “2027 Bonds”). To be eligible for inclusion in the Underlying Index, bonds must (i) be 2027 Bonds (i.e., will mature in the year 2027); (ii) be issued by the U.S. government; (iii) be issued in U.S. dollars; (iv) have a fixed coupon schedule; and (v) have a minimum adjusted amount outstanding, excluding amounts held in the Federal Reserve’s System Open Market Account (“SOMA”), of at least $1 billion.
2027 Bonds selected for inclusion in the Underlying Index are market value weighted, based on amounts outstanding reduced by amounts held in the Federal Reserve’s SOMA account times price plus accrued interest. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of April 30, 2026, the Underlying Index was comprised of 54 constituents.
The Fund will terminate on or about December 15, 2027, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. The Underlying Index is rebalanced on the last calendar day of the month. During the maturing year of the Underlying Index (i.e., 2027), no new constituents are added to the Underlying Index. In the last twelve months of operation, when the 2027 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Invesco BulletShares 2027 Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco BulletShares 2027 Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Underlying Index has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Underlying Index will rise in value.

Invesco BulletShares 2027 Treasury Bond ETF | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.

Invesco BulletShares 2027 Treasury Bond ETF | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Invesco BulletShares 2027 Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Treasury Obligations Risk. U.S. Treasury Obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees a security only as to the timely payment of interest and principal when held to maturity. Consequently, the market prices of such securities may fluctuate. Because U.S. Treasury Obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Obligations to decline. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to Shares of the Fund.

Invesco BulletShares 2027 Treasury Bond ETF | Changing Fixed-Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs (as defined herein), which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco BulletShares 2027 Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Invesco BulletShares 2027 Treasury Bond ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Invesco BulletShares 2027 Treasury Bond ETF | Fluctuation of Yield and Liquidation Amount Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Invesco BulletShares 2027 Treasury Bond ETF | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Extension Risk. Extension risk is the opposite of reinvestment risk, and typically occurs when interest rates rise, thereby causing repayments of fixed-income securities to occur more slowly than expected by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).

Invesco BulletShares 2027 Treasury Bond ETF | Reinvestment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.

Invesco BulletShares 2027 Treasury Bond ETF | Declining Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Declining Yield Risk. During the final year of the Fund's operations, as the bonds held by the Fund mature and the Fund's portfolio transitions to cash and cash equivalents, the Fund's yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Fund and/or prevailing yields for bonds in the market.

Invesco BulletShares 2027 Treasury Bond ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco BulletShares 2027 Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco BulletShares 2027 Treasury Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sampling Risk. The Fund's use of a representative sampling methodology may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Invesco BulletShares 2027 Treasury Bond ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Invesco BulletShares 2027 Treasury Bond ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco BulletShares 2027 Treasury Bond ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco BulletShares 2027 Treasury Bond ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco BulletShares 2027 Treasury Bond ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco BulletShares 2027 Treasury Bond ETF | Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.07%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 7
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 23

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.